Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies
Cash and Cash Equivalents

  Cash and Cash Equivalents

        CRLLC has historically provided cash as needed to support the operations of the refining and related logistics assets and has retained excess cash earned by the Partnership. The Partnership considers all highly liquid money market accounts and debt instruments with original maturities of three months or less to be cash equivalents. Cash received or paid by CRLLC on behalf of CVR Refining prior to December 31, 2012 is reflected as net contributions from or net distributions to parent on the accompanying Combined Statements of Changes in Partners' Capital/Divisional Equity.

        Under the Partnership's cash management system, checks issued but not presented to banks frequently result in book overdraft balances for accounting purposes and are classified within accounts payable in the Consolidated and Combined Balance Sheets. The change in book overdrafts are reported as a component of operating cash flows for accounts payable as they do not represent bank overdrafts. The amount of these checks included in accounts payable as of December 31, 2012 and 2011 was $14.9 million and $10.7 million, respectively.

Accounts Receivable, net

  Accounts Receivable, net

        CVR Refining grants credit to its customers. Credit is extended based on an evaluation of a customer's financial condition; generally, collateral is not required. Accounts receivable are due on negotiated terms and are stated at amounts due from customers, net of an allowance for doubtful accounts. Accounts outstanding longer than their contractual payment terms are considered past due. CVR Refining determines its allowance for doubtful accounts by considering a number of factors, including the length of time trade accounts are past due, the customer's ability to pay its obligations to CVR Refining, and the condition of the general economy and the industry as a whole. CVR Refining writes off accounts receivable when they become uncollectible, and payments subsequently received on such receivables are credited to the allowance for doubtful accounts. Amounts collected on accounts receivable are included in net cash provided by operating activities in the Combined Statements of Cash Flows. At December 31, 2012, one customer individually represented greater than 10% of the total accounts receivable balance. At December 31, 2011, no customer individually represented greater than 10% of the total accounts receivable balance. The largest concentration of credit for any one customer at December 31, 2012 and 2011 was approximately 10% and 9%, respectively, of the accounts receivable balance.

Inventories

  Inventories

        Inventories consist primarily of domestic and foreign crude oil, blending stock and components, work-in-progress and refined fuels and by-products. Inventories are valued at the lower of the first-in, first-out ("FIFO") cost, or market for refined fuels and byproducts for all periods presented. Refinery unfinished and finished products inventory values were determined using the ability-to-bear process, whereby raw materials and production costs are allocated to work-in-process and finished products based on their relative fair values. Other inventories, including other raw materials, spare parts, and supplies, are valued at the lower of moving-average cost, which approximates FIFO, or market. The cost of inventories includes inbound freight costs.

Prepaid Expenses and Other Current Assets

  Prepaid Expenses and Other Current Assets

        Prepaid expenses and other current assets consist of prepayments for crude oil deliveries to our refineries for which title had not transferred, non-trade accounts receivable, current portions of prepaid insurance, deferred financing costs, derivative agreements and other general current assets.

Property, Plant, and Equipment

  Property, Plant, and Equipment

        Additions to property, plant and equipment, including capitalized interest and certain costs allocable to construction and property purchases, are recorded at cost. Capitalized interest is added to any capital project over $1.0 million in cost which is expected to take more than six months to complete. Depreciation is computed using principally the straight-line method over the estimated useful lives of the various classes of depreciable assets. The lives used in computing depreciation for such assets are as follows:

Asset	Range of Useful Lives, in Years
Improvements to land	15 to 30
Buildings	20 to 30
Machinery and equipment	5 to 30
Automotive equipment	5 to 15
Furniture and fixtures	3 to 10

        Leasehold improvements are depreciated or amortized on the straight-line method over the shorter of the contractual lease term or the estimated useful life of the asset. Expenditures for routine maintenance and repair costs are expensed when incurred. Such expenses are reported in direct operating expenses (exclusive of depreciation and amortization) in CVR Refining's Combined Statements of Operations.

Deferred Financing Costs, Underwriting and Original Issue Discount

  Deferred Financing Costs, Underwriting and Original Issue Discount

        Deferred financing costs associated with debt issuances are amortized to interest expense and other financing costs using the effective-interest method over the life of the debt. Additionally, the underwriting and original issue discount and premium related to debt issuances have been amortized to interest expense and other financing costs using the effective-interest method over the life of the debt. Deferred financing costs related to the Amended and Restated ABL Credit Facility are amortized to interest expense and other financing costs using the straight-line method through the termination date of the respective facility.

Planned Major Maintenance Costs

  Planned Major Maintenance Costs

        The direct-expense method of accounting is used for planned major maintenance activities. Maintenance costs are recognized as expense when maintenance services are performed. Planned major maintenance activities for the refineries varies by unit, but generally is every four to five years.

        The Coffeyville refinery completed the second phase of a two-phase turnaround project during the first quarter of 2012. The first phase was completed during the fourth quarter of 2011. Costs of approximately $21.2 million, $66.4 million and $1.2 million associated with the Coffeyville refinery's 2011/2012 turnaround were included in direct operating expenses (exclusive of depreciation and amortization) for the year ended December 31, 2012, 2011 and 2010, respectively. The Wynnewood refinery completed a turnaround in the fourth quarter of 2012. Costs of approximately $102.5 million were included in direct operating expenses (exclusive of depreciation and amortization) for the year ended December 31, 2012.

Cost Classifications

  Cost Classifications

        Cost of product sold (exclusive of depreciation and amortization) includes cost of crude oil, other feedstocks, blendstocks and freight and distribution expenses. Cost of product sold excludes depreciation and amortization of approximately $3.6 million, $2.4 million and $2.8 million for the years ended December 31, 2012, 2011 and 2010, respectively.

        Direct operating expenses (exclusive of depreciation and amortization) includes direct costs of labor, maintenance and services, energy and utility costs, property taxes, environmental compliance costs as well as chemicals and catalysts and other direct operating expenses. Direct operating expenses also include allocated non-cash share-based compensation for CVR Energy and Coffeyville Acquisition III LLC ("CALLC III"), as discussed in Note 6 ("Share-Based Compensation"). Direct operating expenses exclude depreciation and amortization of approximately $103.5 million, $67.2 million and $63.4 million for the years ended December 31, 2012, 2011 and 2010, respectively.

        Selling, general and administrative expenses (exclusive of depreciation and amortization) consist primarily of direct and allocated legal expenses, treasury, accounting, marketing, human resources and maintaining the corporate and administrative offices in Texas, Kansas and Oklahoma. Selling, general and administrative expenses also include allocated non-cash share-based compensation expense from CVR Energy and CALLC III as discussed in Note 6 ("Share-Based Compensation"). Selling, general and administrative expenses exclude depreciation and amortization of approximately $0.5 million, $0.2 million and $0.2 million for the years ended December 31, 2012, 2011 and 2010, respectively.

Income Taxes

  Income Taxes

        The operations of CVR Refining have historically been included in the federal income tax return of CRLLC, which is a limited liability company that is not subject to federal income tax. Upon the sale of common units in the Initial Public Offering, CVR Refining will file its own separate federal income tax return with each partner being separately taxed on its share of taxable income. The Partnership will not be subject to income taxes except for a franchise tax in the state of Texas. The income tax liability of the individual partners will not be reflected in the consolidated and combined financial statements of the Partnership.

Segment Reporting

  Segment Reporting

        The Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 280 — Segment Reporting established standards for entities to report information about the operating segments and geographic areas in which they operate. CVR Refining only operates one segment and all of its operations are located in the United States.

Impairment of Long-Lived Assets

  Impairment of Long-Lived Assets

        CVR Refining accounts for long-lived assets in accordance with accounting standards issued by FASB regarding the treatment of the impairment or disposal of long-lived assets. As required by this standard, CVR Refining reviews long-lived assets (excluding intangible assets with indefinite lives) for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to estimated undiscounted future net cash flows expected to be generated by the asset. If the carrying amount of an asset exceeds its estimated undiscounted future net cash flows, an impairment charge is recognized for the amount by which the carrying amount of the assets exceeds their fair value. Assets to be disposed of are reported at the lower of their carrying value or fair value less cost to sell.

Divisional Equity

  Divisional Equity

        Partners' capital is referred to as divisional equity during the periods covered by the consolidated and combined financial statements prior to the contribution of the Refining Subsidiaries to the Partnership. Upon CRLLC's contribution of the Refining Subsidiaries to the Partnership on December 31, 2012, divisional equity became partners' capital.

Revenue Recognition

  Revenue Recognition

        Revenues for products sold are recorded upon delivery of the products to customers, which is the point at which title is transferred, the customer has assumed the risk of loss, and when payment has been received or collection is reasonably assured. Excise and other taxes collected from customers and remitted to governmental authorities are not included in reported revenues.

        Nonmonetary product exchanges and certain buy/sell crude oil transactions which are entered into in the normal course of business are included on a net cost basis in operating expenses on the Combined Statement of Operations.

        The Partnership also engages in trading activities, whereby the Partnership enters into agreements to purchase and sell refined products with third parties. The Partnership acts as a principal in these transactions, taking title to the products in purchases from counterparties, and accepting the risks and rewards of ownership. The Partnership records revenue for the gross amount of the sales transactions, and records costs of purchases as an operating expense in the accompanying consolidated and combined financial statements.

Shipping Costs

  Shipping Costs

        Pass-through finished goods delivery costs reimbursed by customers are reported in net sales, while an offsetting expense is included in cost of product sold (exclusive of depreciation and amortization).

Derivative Instruments and Fair Value of Financial Instruments

  Derivative Instruments and Fair Value of Financial Instruments

        The Partnership uses futures contracts, options, and forward swap contracts primarily to reduce the exposure to changes in crude oil prices, finished goods product prices and interest rates and to provide economic hedges of inventory positions. These derivative instruments have not been designated as hedges for accounting purposes. Accordingly, these instruments are recorded in the Consolidated and Combined Balance Sheets at fair value, and each period's gain or loss is recorded as a component of realized gain (loss) on derivatives, net or unrealized gain (loss) on derivatives, net, as applicable, in accordance with standards issued by the FASB regarding the accounting for derivative instruments and hedging activities.

        Financial instruments consisting of cash and cash equivalents, accounts receivable, and accounts payable are carried at cost, which approximates fair value, as a result of the short-term nature of the instruments. See Note 10 ("Long-Term Debt") for further discussion of the extinguishment of the first priority credit facility long-term debt, issuance of the First Lien Notes and Second Lien Notes, subsequent settlement of the First Lien Notes and issuance of the 2022 Notes. The First Lien Notes and Second Lien Notes have been carried at the aggregate principal value less the unamortized original issue discount and premium. The 2022 Notes were issued at par value. See Note 10 ("Long-Term Debt") for the fair value of the debt securities.

Share-Based Compensation

  Share-Based Compensation

        The Partnership has been allocated non-cash share-based compensation expense from CVR Energy, CRLLC and from CALLC III. CVR Energy accounts for share-based compensation in accordance with ASC 718 Compensation — Stock Compensation, or ASC 718, as well as guidance regarding the accounting for share-based compensation granted to employees of an equity method investee. In accordance with ASC 718, CVR Energy, CRLLC and CALLC III apply a fair-value based measurement method in accounting for share-based compensation. The Partnership recognizes the costs of the share-based compensation incurred by CVR Energy and CALLC III on the Partnership's behalf primarily in selling, general and administrative expenses (exclusive of depreciation and amortization), and a corresponding increase or decrease to partners' capital/divisional equity, as the costs are incurred on its behalf, following the guidance issued by the FASB regarding the accounting for equity instruments that are issued to other than employees for acquiring, or in conjunction with selling, goods or services, which require remeasurement at each reporting period through the performance commitment period, or in the Partnership's case, through the vesting period. Costs are allocated by CVR Energy and CALLC III based upon the percentage of time a CVR Energy or CRLLC employee provides services to the Partnership.

        The change of control and related Transaction Agreement in May 2012 triggered a modification to outstanding awards under the CVR Energy LTIP. Pursuant to the Transaction Agreement, all restricted shares outstanding were converted to restricted stock units and will be settled in cash upon the vesting date pursuant to the terms of the agreement. As a result of the modification, the Partnership was allocated additional share-based compensation of approximately $6.3 million. For awards vesting subsequent to 2012, the awards will be remeasured at each subsequent reporting date until they vest and costs will be allocated to the Partnership based upon the percentage of time a CVR Energy employee provides services to the Partnership as discussed above.

Environmental Matters

  Environmental Matters

        Liabilities related to future remediation costs of past environmental contamination of properties are recognized when the related costs are considered probable and can be reasonably estimated. Estimates of these costs are based upon currently available facts, internal and third party assessments of contamination, available remediation technology, site-specific costs, and currently enacted laws and regulations. In reporting environmental liabilities, no offset is made for potential recoveries. Loss contingency accruals, including those for environmental remediation, are subject to revision as further information develops or circumstances change and such accruals can take into account the legal liability of other parties. Environmental expenditures are capitalized at the time of the expenditure when such costs provide future economic benefits.

Use of Estimates

  Use of Estimates

        The consolidated and combined financial statements have been prepared in conformity with U.S. generally accepted accounting principles ("GAAP"), using management's best estimates and judgments where appropriate. These estimates and judgments affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ materially from these estimates and judgments.

Related Party Transactions

  Related Party Transactions

        CVR Energy and its subsidiaries provide a variety of services to CVR Refining, including cash management and financing services, employee benefits provided through CVR Energy's benefit plans, administrative services provided by CVR Energy's employees and management, insurance and office space leased in CVR Energy's headquarters building and other locations. As such, the accompanying consolidated and combined financial statements include costs that have been incurred by CVR Energy and CRLLC on behalf of CVR Refining. These amounts incurred by CVR Energy are then billed or allocated to CVR Refining and are properly classified on the Combined Statements of Operations as either direct operating expenses (exclusive of depreciation and amortization) or as selling, general and administrative expenses (exclusive of depreciation and amortization). Such expenses include, but are not limited to, salaries, benefits, share-based compensation expense, insurance, accounting, tax, legal and technology services. Costs which are specifically incurred on behalf of CVR Refining, are billed directly to CVR Refining. See Note 15 ("Related Party Transactions") for a detailed discussion of the billing procedures and the basis for calculating the charges.

Allocation of Costs

  Allocation of Costs

        The accompanying financial statements have been prepared in accordance with SAB Topic 1-B, as more fully explained in Note 2. These rules require allocations of costs for salaries and benefits, depreciation, rent, accounting and legal services, and other general and administrative expenses. CVR Energy and CRLLC has allocated general and administrative expenses to CVR Refining based on allocation methodologies that management considers reasonable and result in an allocation of the cost of doing business borne by CVR Energy and CRLLC on behalf of CVR Refining; however, these allocations may not be indicative of the cost of future operations or the amount of future allocations.

        CVR Refining's Combined Statements of Operations reflect all of the expenses that CRLLC and CVR Energy incurred on CVR Refining's behalf. CVR Refining's financial statements therefore include certain expenses incurred by CVR Energy and CRLLC which may include, but are not necessarily limited to, the following:

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  Officer and employee salaries and share-based compensation;

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  Rent or depreciation;

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  Advertising;

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  Accounting, tax, legal and information technology services;

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  Other selling, general and administrative expenses;

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  Costs for defined contribution plans, medical and other employee benefits; and

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  Financing costs, including interest, mark-to-market changes in interest rate swap, and losses on extinguishment of debt.

        Selling, general and administrative expense allocations were based primarily on the nature of the expense incurred, with the exception of compensation and compensation related expenses. Compensation expenses, including share-based compensation, are allocated to CVR Refining as governed by percentages determined by management to be reasonable and in line with the nature of an individual's roles and responsibilities. Allocations related to share-based compensation are more fully described in Note 6 ("Share-Based Compensation"). Property insurance costs, included in direct operating expenses (exclusive of depreciation and amortization), were allocated based upon specific segment valuations. See Note 15 ("Related Party Transactions") for a detailed discussion of transactions with affiliated entities. The table below reflects cost allocations, either allocated or billed, by period reflected in the Combined Statement of Operations.

	Year Ended December 31,
	2012	2011	2010
Direct operating expenses (exclusive of depreciation and amortization)	$13,354	$9,064	$9,789
Selling, general and administrative expenses (exclusive of depreciation and amortization)	65,466	39,723	35,347

	$78,820	$48,787	$45,136

Net Income Per Unit	Net Income Per Unit CVR Refining has omitted earnings per unit because CVR Refining has operated under a divisional equity structure until December 31, 2012.
Subsequent Events

  Subsequent Events

        The Partnership evaluated subsequent events, if any, that would require an adjustment to the Partnership's consolidated and combined financial statements or require disclosure in the notes to the consolidated and combined financial statements through the date of issuance of the consolidated and combined financial statements. See Note 18 ("Subsequent Events") for further discussion.

New Accounting Pronouncements

  New Accounting Pronouncements

        In May 2011, the FASB issued Accounting Standards Update ("ASU") No. 2011-04, "Fair Value Measurements (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U. S. GAAP and IFRS," ("ASU 201104"). ASU 2011-04 changes the wording used to describe many of the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements to ensure consistency between GAAP and International Financial Reporting Standards ("IFRS"). ASU 2011-04 also expands the disclosures for fair value measurements that are estimated using significant unobservable (Level 3) inputs. This new guidance is to be applied prospectively. ASU 2011-04 was effective for interim and annual periods beginning after December 15, 2011. CVR Refining adopted this ASU as of January 1, 2012. The adoption of this standard did not impact the consolidated and combined financial statement footnote disclosures.

        In December 2011, the FASB issued ASU No. 2011-11, "Disclosures about Offsetting Assets and Liabilities" ("ASU 2011-11"). ASU 2011-11 retains the existing offsetting requirements and enhances the disclosure requirements to allow investors to better compare financial statements prepared under GAAP with those prepared under IFRS. On January 31, 2013, the FASB issued ASU No. 2013-04, "Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities" ("ASU 2013-04"). ASU 2013-04 limits the scope of the new balance sheet offsetting disclosures to derivatives, repurchase agreements and securities lending transactions. Both standards will be effective for interim and annual periods beginning January 1, 2013 and should be applied retrospectively. The Partnership believes these standards will expand its consolidated and combined financial statement footnote disclosures.